Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	This XBRL is an Amendment No. 3 to Form S-1 to update the quarterly financial information from 03/31/2013 to 06/30/2013.
Document Period End Date	Jun. 30, 2013
Trading Symbol	CGIX
Entity Registrant Name	CANCER GENETICS, INC
Entity Central Index Key	0001349929
Entity Filer Category	Smaller Reporting Company